Summary Prospectus Supplement	December 31, 2017

Putnam Small Cap Value Fund
Summary Prospectus dated June 30, 2017

Effective December 31, 2017, the section Your fund’s management is supplemented to reflect that the fund’s portfolio manager is now David Diamond.

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